Parent Company Only Condensed Financial Information - Condensed Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net profit/(loss)	¥ 70,188	$ 9,887	¥ (31,187)	¥ (107,666)
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange (income)/loss	436	61	79	59
Share of income/(loss) of subsidiaries and VIEs	(417)	(59)	2,200	(2,660)
Expected credit loss expenses	1,567	220	2,415	1,445
Increase/(decrease) in other payables and accrued expenses	(24,899)	(3,507)	(13,155)	29,860
Increase/(decrease) in contract liabilities	(1,306)	(184)	(3,202)	7,236
(Increase)/decrease in prepaid expense and other receivables	(21,815)	(3,072)	(22,786)	40,020
Net cash provided by/(used in) operating activities	137,351	19,345	(85,067)	(175,917)
Cash flows from investing activities:
Investments in subsidiaries and consolidated VIEs	0	0	10,000	33,614
Net cash provided by/(used in) investing activities	(61,023)	(8,594)	(56,286)	(80,926)
Cash flows from financing activities:
Proceeds from exercise of options	560	79	0	497
Repurchase of Class A common shares	13,392	1,886	6,659	3,003
Net cash provided by/(used in) financing activities	(133,555)	(18,811)	(101,133)	141,891
Effect of exchange rate changes on cash and cash equivalents	2,914	410	9,587	(5,012)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(54,313)	(7,650)	(232,899)	(119,964)
Total cash and cash equivalents and restricted cash at beginning of year	376,085	52,970	608,984	728,948
Total cash and cash equivalents and restricted cash at end of year	321,772	45,320	376,085	608,984
Parent Company [Member]
Cash flows from operating activities:
Net profit/(loss)	70,188	9,884	(31,187)	(107,666)
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange (income)/loss	1			0
Share of income/(loss) of subsidiaries and VIEs	(74,541)	(10,499)	28,126	102,945
Expected credit loss expenses	3
Changes in operating assets and liabilities:	(4,349)	(615)	(3,061)	(4,721)
Increase/(decrease) in other payables and accrued expenses	4	1	0	(4,730)
Increase/(decrease) in contract liabilities	(1,549)	(218)	(1,223)	4,555
(Increase)/decrease in prepaid expense and other receivables	8,754	1,233	22,800	21
(Increase)/decrease in accounts receivable and contract assets			0	216
(Increase)/decrease in amount due from related parties	43	6	(43)	83
Net cash provided by/(used in) operating activities	2,903	407	18,473	(4,576)
Cash flows from investing activities:
Investments in subsidiaries and consolidated VIEs	0	0	0	(247)
Payments of inter-company balances	(6)	(1)	(23,376)	(161,216)
Net cash provided by/(used in) investing activities	(6)	(1)	(23,376)	(161,463)
Cash flows from financing activities:
Proceeds from exercise of options	560	79		497
Repurchase of Class A common shares	(13,392)	(1,886)	(6,659)	(3,003)
Proceeds from inter-company balances	9,461	1,333
Net cash provided by/(used in) financing activities	(3,371)	(474)	(6,659)	(2,506)
Effect of exchange rate changes on cash and cash equivalents	158	22	884	(2,381)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(316)	(46)	(10,678)	(170,926)
Total cash and cash equivalents and restricted cash at beginning of year	5,613	791	16,291	187,217
Total cash and cash equivalents and restricted cash at end of year	¥ 5,297	$ 745	¥ 5,613	¥ 16,291